Intangible Assets (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,100,000	$ 2,300,000	$ 2,900,000
Intangible asset description		This amortization expense relates to customer lists which expire through 2022.
impairment charge of intangible asset		$ 0	$ 900,000